Risk Management - Net Fair Value of Risk Management Positions (Detail) $ in Millions	Dec. 31, 2023 CAD ($) $ / barrel	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
Disclosure of Derivative Financial Instruments [Line Items]
Fair value of derivative financial instruments net	$ 12	$ 46	$ (68)
Power Swap Contacts
Disclosure of Derivative Financial Instruments [Line Items]
Fair value of derivative financial instruments net	2
Renewable Power Contracts
Disclosure of Derivative Financial Instruments [Line Items]
Fair value of derivative financial instruments net	$ 18
WTI Fixed – Sell | Crude Oil and Condensate Contracts
Disclosure of Derivative Financial Instruments [Line Items]
Notional volume | $ / barrel	3,500,000
Weighted average price | $ / barrel	75.22
Fair value of derivative financial instruments net	$ 16
WTI Fixed – Buy | Crude Oil and Condensate Contracts
Disclosure of Derivative Financial Instruments [Line Items]
Notional volume | $ / barrel	1,500,000
Weighted average price | $ / barrel	73.69
Fair value of derivative financial instruments net	$ (4)
Other Financial Positions
Disclosure of Derivative Financial Instruments [Line Items]
Fair value of derivative financial instruments net	$ (20)